SHARE-BASED COMPENSATION - Number and Movement of Potential Shares (Details)	6 Months Ended
Jun. 30, 2022 shares
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	4,675,526
Potential Shares, Granted (in shares)	1,159,383
Potential Shares, Over-performance (in shares)	924,634
Potential Shares, Vested (in shares)	(2,624,226)
Potential Shares, Forfeited (in shares)	(50,984)
Potential Shares, Ending balance (in shares)	4,084,333
Performance-Based RSU
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	2,526,527
Potential Shares, Granted (in shares)	603,023
Potential Shares, Over-performance (in shares)	924,634
Potential Shares, Vested (in shares)	(1,849,268)
Potential Shares, Forfeited (in shares)	(16,955)
Potential Shares, Ending balance (in shares)	2,187,961
Percentage of vesting multiplier	100.00%
Performance based shares forfeited upon non-fulfillment of performance conditions (in shares)	0
Restricted Stock Units
Disclosure of movement of potential shares [line items]
Potential Shares, Beginning balance (in shares)	2,148,999
Potential Shares, Granted (in shares)	556,360
Potential Shares, Over-performance (in shares)	0
Potential Shares, Vested (in shares)	(774,958)
Potential Shares, Forfeited (in shares)	(34,029)
Potential Shares, Ending balance (in shares)	1,896,372